NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	6 Months Ended
	Jan. 31, 2023	Jun. 30, 2021	Nov. 30, 2020	Mar. 31, 2024	Jul. 29, 2023	Dec. 31, 2023	Feb. 09, 2023	Oct. 15, 2022
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage				10.00%
Principal interest amount				$ 750,000
Line of credit				802,738		$ 802,738
Notes payable assumed in the Merger				1,565,000
Notes payable				$ 1,565,500
Mercedes Benz [Member]
Debt Instrument [Line Items]
Principal amount			$ 59,545
Debt Instrument, Interest Rate, Effective Percentage			5.90%
Monthly payment			$ 908
JP Morgan Chase [Member]
Debt Instrument [Line Items]
Principal amount		$ 500,000
Annual interest rate		3.00%
Principal interest amount		$ 8,994
Line of credit						$ 257,113
Unsecured Promissory Note [Member] | Sponsor [Member] | First Extension Agreement [Member]
Debt Instrument [Line Items]
Principal amount								$ 1,265,000
Unsecured Promissory Note [Member] | Sponsor [Member] | Second Extension Agreement [Member]
Debt Instrument [Line Items]
Principal amount							$ 300,000
Monthly payment					$ 50,000
Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate				0.60%
Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate				2.40%
Ethos Asset Management INC [Member]
Debt Instrument [Line Items]
Principal amount	$ 10,000,000
Annual interest rate	4.00%
Security deposit collateral	$ 1,875,000
Ethos Asset Management INC [Member] | Minimum [Member]
Debt Instrument [Line Items]
Financing proceeds	833,333
Ethos Asset Management INC [Member] | Maximum [Member]
Debt Instrument [Line Items]
Financing proceeds	$ 10,000,000